Submission	Mar. 05, 2026
Submission [Line Items]
Central Index Key	0001551182
Registrant Name	Eaton Corporation plc
Registration File Number	333-281174
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A